Intangible and EIP Receivable	11 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible and EIP Receivable
5.	Intangible and EIP Receivable

In March 2012, the Company acquired a secured interest in land owned by AG for Waterfowl, LLP (“AG”) that is permitted for wetland restoration. AG subsequently assigned the agreement to EIP Minnesota, LLC (“EIP”) in September 2012. EIP will restore the wetlands and, upon completion, wetland credits are to be issued by the proper government authorities. As part of the initial consideration, AG received warrants to purchase 1,249,315 common shares at $1.3007 per share. These warrants expired on December 31, 2015.

In April 2015, the Company entered into a revised agreement with EIP whereby EIP will seek to sell credits the Company is unable to use for the NorthMet Project to third parties and, over time, reimburse the Company for its costs. The Company’s right to purchase remaining credits under the April 2015 agreement expired on February 28, 2017 and EIP will seek to sell these credits and reimburse the Company for its costs under the terms of the agreement. The Company initially recognized the February 2017 receivable at fair value calculated using a 9.75% discount rate and 15-year term resulting in a receivable of $0.564 million and a non-cash loss of $1.324 million. Subsequent fair value changes are accounted for through other comprehensive income or loss.

On October 27, 2017, an agreement was entered into with EIP Credit Co., LLC to reserve wetland bank credits for the NorthMet Project for a minimum of five years in exchange for an initial down payment applicable to the purchase price, contractual transfer of certain lands, and annual option payments not applicable to the purchase price. The initial consideration paid was $0.810 million in cash and $2.320 million in lands valued using unobservable inputs (Level 3 measurements) and resulted in a non-cash loss of $0.469 million. Annual option payments of $0.250 million will be expensed as incurred whereas option exercise payments will be recorded to Intangible and transferred to Mineral Property, Plant and Equipment once placed into service.

Details of the Intangible are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Intangible – beginning of period	$1,888	$1,888
Additions	3,130	-
Disposals	(1,888)	-
Intangible – end of period	$3,130	$1,888

Details of the EIP receivable are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
EIP Receivable – beginning of period	$2,656	$2,517
Initial recognition	564	-
Collections	(171)	(82)
Gain (Loss) on re-measurement	(166)	221
EIP Receivable – end of period	2,883	2,656
Less current portion	(350)	(644)
Non-current portion	$2,533	$2,012